Selected Financial Statement Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible assets
Balance at the beginning of the period			$ 241,440	$ 234,915	$ 234,915
Amortization	(3,600)	(3,300)	(11,300)	(10,100)	(19,400)	(13,700)	(14,300)
Balance at the beginning of the period	237,954		237,954		241,440	234,915
Goodwill
Balance at the beginning of the period			325,911	280,211	280,211	280,211
Additions			9,666		45,700
Balance at the end of the period	335,577		335,577		325,911	280,211	280,211
Emergent Group Inc.
Goodwill
Additions					39,686
Other Acquisitions
Goodwill
Additions					6,014
Medical Equipment Outsourcing
Goodwill
Balance at the end of the period					251,653	205,953	205,953
Medical Equipment Outsourcing | Emergent Group Inc.
Goodwill
Additions					39,686
Medical Equipment Outsourcing | Other Acquisitions
Goodwill
Additions					6,014
Technical and Professional Services
Goodwill
Balance at the end of the period					55,655	55,655	55,655
Medical Equipment Sales And Remarketing
Goodwill
Balance at the end of the period					18,603	18,603	18,603
Customer Relationships
Intangible assets
Balance at the beginning of the period			59,237	48,662	48,662	58,283
Acquisition			7,284		21,269
Amortization			(8,383)		(10,694)	(9,621)
Balance at the beginning of the period	58,138		58,138		59,237	48,662
Customer Relationships | Emergent Group Inc.
Intangible assets
Acquisition					17,669
Customer Relationships | Other Acquisitions
Intangible assets
Acquisition					3,600
Customer Relationships | Medical Equipment Outsourcing
Intangible assets
Balance at the beginning of the period				42,142	42,142	51,071
Amortization					(10,002)	(8,929)
Balance at the beginning of the period					53,409	42,142
Customer Relationships | Medical Equipment Outsourcing | Emergent Group Inc.
Intangible assets
Acquisition					17,669
Customer Relationships | Medical Equipment Outsourcing | Other Acquisitions
Intangible assets
Acquisition					3,600
Customer Relationships | Technical and Professional Services
Intangible assets
Balance at the beginning of the period				6,520	6,520	7,212
Amortization					(692)	(692)
Balance at the beginning of the period					5,828	6,520
Supply Agreement
Intangible assets
Balance at the beginning of the period			15,250	18,155	18,155	20,833
Amortization			(2,179)		(2,905)	(2,678)
Balance at the beginning of the period	13,071		13,071		15,250	18,155
Supply Agreement | Medical Equipment Outsourcing
Intangible assets
Balance at the beginning of the period				18,155	18,155	20,833
Amortization					(2,905)	(2,678)
Balance at the beginning of the period					15,250	18,155
Technology Databases
Intangible assets
Balance at the beginning of the period			746	1,983	1,983	3,383
Acquisition					217
Amortization			(637)		(1,454)	(1,400)
Balance at the beginning of the period	108		108		746	1,983
Technology Databases | Emergent Group Inc.
Intangible assets
Acquisition					217
Technology Databases | Medical Equipment Outsourcing
Intangible assets
Amortization					(54)
Balance at the beginning of the period					163
Technology Databases | Medical Equipment Outsourcing | Emergent Group Inc.
Intangible assets
Acquisition					217
Technology Databases | Corporate and Unallocated
Intangible assets
Balance at the beginning of the period				1,983	1,983	3,383
Amortization					(1,400)	(1,400)
Balance at the beginning of the period					583	1,983
Non-Compete Agreements
Intangible assets
Balance at the beginning of the period			178	65	65	83
Acquisition			521		140
Amortization			(80)		(27)	(18)
Balance at the beginning of the period	619		619		178	65
Non-Compete Agreements | Other Acquisitions
Intangible assets
Acquisition					140
Non-Compete Agreements | Medical Equipment Outsourcing
Intangible assets
Balance at the beginning of the period				65	65	83
Amortization					(27)	(18)
Balance at the beginning of the period					178	65
Non-Compete Agreements | Medical Equipment Outsourcing | Other Acquisitions
Intangible assets
Acquisition					140
Favorable Lease Agreements
Intangible assets
Balance at the beginning of the period			29	50	50	71
Amortization			(11)		(21)	(21)
Balance at the beginning of the period	18		18		29	50
Favorable Lease Agreements | Corporate and Unallocated
Intangible assets
Balance at the beginning of the period				50	50	71
Amortization					(21)	(21)
Balance at the beginning of the period					29	50
Trade Names
Intangible assets
Balance at the beginning of the period				166,000	166,000
Amortization					(4,264)
Balance at the beginning of the period					166,000		166,000
Trade Names | Emergent Group Inc.
Intangible assets
Acquisition					4,264
Trade Names | Medical Equipment Outsourcing
Intangible assets
Balance at the beginning of the period				143,000	143,000
Amortization					(4,264)
Balance at the beginning of the period					143,000		143,000
Trade Names | Medical Equipment Outsourcing | Emergent Group Inc.
Intangible assets
Acquisition					4,264
Trade Names | Technical and Professional Services
Intangible assets
Balance at the beginning of the period					$ 23,000	$ 23,000	$ 23,000